UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

Amendment No. 1.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	9/30/11

The purpose of this Amendment No. 1 to the Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company on Form N-Q for the period ended September 30, 2011, originally filed with the U.S. Securities and Exchange Commission on November 29, 2011 (the “Form N-Q”), is to file the certifications for the principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, which were inadvertently excluded from the original filing.  Except as set forth above, no other changes have been made to the Form N-Q, and this Amendment No. 1 does not amend, update or change any other items or disclosure found in the Form N-Q. Further, this Amendment No. 1 does not reflect events that may have occurred after the filing of the Form N-Q.

Item 1: Schedule of Investments

Aberdeen Indonesia Fund, Inc.

Portfolio of Investment

September 30, 2011 (unaudited)

No. of Shares	Description	Value

EQUITY SECURITIES-101.1%
INDONESIA-95.5%

AUTOMOBILES-10.1%
1,534,461	PT Astra International Tbk(a)	$10,969,085

BEVERAGES-5.6%
176,000	PT Multi Bintang Indonesia Tbk(b)	6,057,383

COMMERCIAL BANKS-16.2%
68,918,960	PT Bank OCBC NISP Tbk(a)(c)	8,553,641
51,608,614	PT Bank Permata Tbk(a)(c)	8,983,914
		17,537,555

CONSTRUCTION MATERIALS-6.8%
36,719,000	PT Holcim Indonesia Tbk(a)	7,361,182

DISTRIBUTORS-5.7%
195,000	Jardine Cycle & Carriage Limited(a)	6,196,778

DIVERSIFIED TELECOMMUNICATION SERVICES-5.8%
7,399,560	PT Telekomunikasi Indonesia Tbk(a)	6,310,908

FOOD PRODUCTS-3.9%
630,000	MP Evans Group PLC(a)	4,196,708

GAS UTILITIES-2.4%
8,790,500	PT Perusahaan Gas Negara(a)	2,642,111

HOUSEHOLD PRODUCTS-7.7%
4,478,000	PT Unilever Indonesia Tbk(a)	8,348,301

MACHINERY-4.8%
2,094,087	PT United Tractors Tbk(a)	5,174,579

METALS & MINING-3.1%
9,851,500	PT International Nickel Indonesia Tbk(a)	3,351,508

MULTILINE RETAIL-3.1%
43,318,000	PT Ramayana Lestari Sentosa Tbk(a)	3,366,313

OIL, GAS & CONSUMABLE FUELS-3.3%
812,500	PT Indo Tambangraya Megah(a)	3,580,325

PERSONAL PRODUCTS-3.7%
4,186,000	PT Mandom Indonesia Tbk(a)(b)	4,035,013

PHARMACEUTICALS-0.5%
42,000	PT Merck Tbk(b)	586,638

SPECIALTY RETAIL-5.9%
17,186,500	PT ACE Hardware Indonesia Tbk(a)	6,424,420

TEXTILES, APPAREL & LUXURY GOODS-2.6%
419,500	PT Sepatu Bata Tbk(b)	2,768,032

TRADING COMPANIES & DISTRIBUTORS-1.5%
6,000,000	PT AKR Corporindo Tbk(a)	1,619,127

WIRELESS TELECOMMUNICATION SERVICES-2.8%
5,150,000	PT Indosat Tbk(a)	3,046,326
	Total Indonesia (cost $51,060,767)	103,572,292

SINGAPORE-5.6%

COMMERCIAL BANKS-5.6%

496,433	Overseas-Chinese Banking Corp. Limited (a)	3,059,846
234,013	United Overseas Bank Limited (a)	3,009,352
	Total Singapore (cost $4,952,919)	6,069,198

	Total Equity Securities (cost $56,013,686)	109,641,490

Principal Amount (000’s)		Value
SHORT-TERM INVESTMENT-0.7%

UNITED KINGDOM-0.7%
$813	Bank of America London, overnight deposit, 0.03%, 10/03/11 (cost $813,000)	$813,000

	Total Investments-101.8% (cost $56,826,686)	110,454,490

	Liabilities in Excess of Cash and Other Assets-(1.8)%	(1,964,861)

	Net Assets-100.0%	$108,489,629

(a)  Security was fair valued as of September 30, 2011. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board.

(b)  Illiquid Security.

(c)  Non-income producing security.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Management has concluded there is no significant effect on the value of the portfolio due to change in methodology. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be quoted or published prices of the securities on their primary markets.

For the period ended September 30, 2011, except as described above, there have been no significant changes to the valuation procedures approved by the Board.

Equity securities generally are valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the last quoted mean price provided by an independent pricing service. For international equity securities traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used (as described above). This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts, and certain indices, and these securities are categorized as Level 2.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments.

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value. Refer to the Schedule of Investments for a detailed breakout of the security types:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 09/30/2011
Automobiles	$—	$10,969,085	$—	$10,969,085
Beverages	6,057,383	—	—	6,057,383
Commercial Banks	—	23,606,753	—	23,606,753
Construction Materials	—	7,361,182	—	7,361,182
Distributors	—	6,196,778	—	6,196,778
Diversified Telecommunication Services	—	6,310,908	—	6,310,908
Food Products	—	4,196,708	—	4,196,708
Gas Utilities	—	2,642,111	—	2,642,111
Household Products	—	8,348,301	—	8,348,301
Machinery	—	5,174,579	—	5,174,579
Metals & Mining	—	3,351,508	—	3,351,508
Multiline Retail	—	3,366,313	—	3,366,313
Oil, Gas & Consumable Fuels	—	3,580,325	—	3,580,325
Personal Products	—	4,035,013	—	4,035,013
Pharmaceuticals	586,638	—	—	586,638
Specialty Retail	—	6,424,420	—	6,424,420
Textiles, Apparel & Luxury Goods	2,768,032	—	—	2,768,032
Trading Companies & Distributors	—	1,619,127	—	1,619,127
Wireless Telecommunication Services	—	3,046,326	—	3,046,326
Short-Term Investments	—	813,000	—	813,000
Total	$9,412,053	$101,042,437	$—	$110,454,490

* PT Telekomunikasi Indonesia Tbk with a fair value of $6,310,908 transferred from Level 1 to Level 2 during the period. For the period ended    September 30, 2011, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., (“BBH & Co.”) the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,826,686, $54,833,046, $(1,205,242) and $53,627,804, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the Financial Statements as of September 30, 2011.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Indonesia Fund, Inc.

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Indonesia Fund, Inc.

Date: November 29, 2011

By:	/s/ Andrea Melia
Andrea Meila
Treasurer of Aberdeen Indonesia Fund, Inc.

Date: November 29, 2011